Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Operating Expenses

	Note		2020 Million	2019 Million	2018 Million
Interconnection			19,821	21,037	20,692
Expected credit impairment losses			5,084	5,761	4,635
Write-down of inventories			196	171	155
Loss/(gain) on disposal of property, plant and equipment			1	(64)	8
Write-off and impairment of property, plant and equipment			1,546	2,975	1,250
Research and development expenses	(i	)	4,898	2,843	2,490
Auditors’ remuneration
- audit services	(ii	)	109	111	108
- tax services			3	2	3
- other services			2	10	6
Others	(iii	)	15,379	13,398	11,428

			47,039	46,244	40,775

Note:

(i)	The item does not include depreciation and amortization and employee benefit and related expenses related to research and development.

(ii)
Audit services include reporting on the Group’s internal controls over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act of the United States of America at a service fee of RMB22 million (2019: RMB22 million; 2018: RMB22 million).

(iii)	Others consist of administrative expenses, taxes and surcharges, and other miscellaneous expenses.